Net Long- Term Deferred Income Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred liabilities:
Theatre properties and equipment	$ 141,155	$ 127,010
Tax impact of items in accumulated other comprehensive income (loss)	158	55
Intangible asset - other	28,889	29,342
Intangible asset - tradenames	112,413	111,726
Investment in partnerships	108,733	111,328
Total deferred liabilities	391,348	379,461
Deferred assets:
Deferred lease expenses	26,966	27,341
Exchange loss	3,736
Deferred revenue - NCM	128,642	124,366
Capital lease obligations	75,966	73,306
Tax loss carryforwards	7,379	7,764
Alternative minimum tax and other credit carryforwards	41,300	43,384
Other expenses, not currently deductible for tax purposes	20,204	25,807
Total deferred assets	304,193	301,968
Net deferred income tax liability before valuation allowance	87,155	77,493
Valuation allowance against deferred assets - current		2,384
Valuation allowance against deferred assets - non-current	50,636	50,489
Net deferred income tax liability	137,791	130,366
Foreign
Deferred assets:
Net deferred income tax liability	4,212	12,213
U.S.
Deferred assets:
Net deferred income tax liability	$ 133,579	$ 118,153